Note 8 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($)		Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Trade payables(1)	[1]	$ 658,097	$ 923,197
Accrued liabilities		260,722	1,540,229
Payroll and tax withholding		73,094	110,511
Total		$ 991,913	$ 2,573,937

[1]	Trade payables at November 30, 2021 include $53,339 due to certain key management personnel for expenses incurred on behalf of the Company ( November 30, 2020 - $314,123).